Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Shares transferred by the controlled trust to eligible employees on exercise of options	4,793,893	4,711,486	3,344,866
Treasury shares [member]
Number of shares in entity held by entity or by its subsidiaries or associates	9,895,836	14,689,729	19,401,215